EQUITY - Dividends and interest on capital (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	3 Months Ended									12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Mar. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2020
Dividends and interest on capital
Minimum annual mandatory dividend (as a percent)										30.00%
Appropriation of retained earnings
Net income										R$ 15,494,111	R$ 2,365,763	R$ 1,203,736
Constitution of legal reserve										0	0	0
Constitution of the tax incentives reserve										0	0	0
Dividends and interest on capital										(5,068,684)	(779,662)	(370,167)
Dividend - adjustment in excess of the minimum estatutory undistributed										0
Constitution of investments and working capital reserve										R$ 0	0	0
Credit: May 14, 2021
Dividends and interest on capital
Dividends paid (in R$/share)													R$ 0.40
Number of shares outstanding used for dividend payment													1,705,338
Credit: August 16, 2021
Dividends and interest on capital
Dividends paid (in R$/share)			R$ 0.54
Number of shares outstanding used for dividend payment			1,705,576
Credit: September 27, 2021
Dividends and interest on capital
Interest on capital paid (in R$/share)		R$ 0.38
Number of shares outstanding used for interest payment		1,705,582
Credit: November 5, 2021
Dividends and interest on capital
Dividends paid (in R$/share)		R$ 1.42
Interest on capital paid (in R$/share)		R$ 0.20
Number of shares outstanding used for dividend payment		1,705,628
Number of shares outstanding used for interest payment		1,705,630
Credit: March 7, 2022
Dividends and interest on capital
Dividends paid (in R$/share)	R$ 0.20									R$ 0.20
Number of shares outstanding used for dividend payment	1,705,747									1,705,747
Retained Earnings
Appropriation of retained earnings
Net income										R$ 15,494,111	2,365,763	1,203,736
Constitution of legal reserve										(756,334)	(109,649)	(55,876)
Constitution of the tax incentives reserve										(367,430)	(172,792)	(86,216)
Net income (loss) before dividends and interest on capital										14,370,347	2,083,322	1,061,644
Dividends and interest on capital										(5,014,450)	(714,487)	(356,539)
Dividend - adjustment in excess of the minimum estatutory undistributed										(341,150)
Net income (loss) before constitution of investments and working capital reserve										9,014,747	1,368,835	705,105
Constitution of investments and working capital reserve										(9,014,747)	(1,368,835)	(705,105)
Total Parent company's interest
Appropriation of retained earnings
Constitution of legal reserve										0	0	0
Constitution of the tax incentives reserve										0	0	0
Dividends and interest on capital										(5,014,450)	(714,487)	(356,539)
Dividend - adjustment in excess of the minimum estatutory undistributed										0
Constitution of investments and working capital reserve										R$ 0	R$ 0	R$ 0
Dividends and interest on capital
Interest					R$ 510,348
Interest and Dividends	R$ 5,355,600				R$ 714,487		R$ 356,539
Credit per share (R$)										R$ 3.14	R$ 0.42	R$ 0.21
Total Parent company's interest | Credit: May 14, 2021
Dividends and interest on capital
Dividends				R$ 682,199					R$ 118,803
Total Parent company's interest | Credit: August 16, 2021
Dividends and interest on capital
Interest				R$ 921,011					R$ 118,817
Total Parent company's interest | Credit: September 27, 2021
Dividends and interest on capital
Dividends			R$ 648,122
Total Parent company's interest | Credit: November 5, 2021
Dividends and interest on capital
Dividends		R$ 2,421,992				R$ 204,139		R$ 67,951
Interest			R$ 341,126
Total Parent company's interest | Credit: March 7, 2022
Dividends and interest on capital
Dividends	R$ 341,150						R$ 50,968